Convertible Preferred Stock (Details) - Schedule of table summarize the Company’s outstanding Convertible Preferred Stock - USD ($)	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Conversion of Stock [Line Items]
Shares Authorized	453,543,080
Shares Issued and Outstanding	443,331,164
Carrying Value	$ 740,155
Liquidation Preference	$ 740,882
EQRx, INC. [Member]
Conversion of Stock [Line Items]
Liquidation Preference		$ 812,537,000
Series A Convertible Preferred Stock [Member] | EQRx, INC. [Member]
Conversion of Stock [Line Items]
Shares Authorized	262,070,014
Shares Issued and Outstanding	262,070,014
Carrying Value	$ 243,536
Liquidation Preference	$ 243,882
Conversion Price	$ 0.9306
Series B Convertible Preferred Stock [Member] | EQRx, INC. [Member]
Conversion of Stock [Line Items]
Shares Authorized	191,473,066
Shares Issued and Outstanding	181,261,150
Carrying Value	$ 496,619
Liquidation Preference	$ 497,000
Conversion Price	$ 2.7419